IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Assumptions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / pound ozt $ / ounce	Dec. 31, 2016 USD ($) $ / pound $ / ounce
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges	$ (212,000)	$ (250,000)
Gold
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / ounce	1,200	1,050
NAV multiple	0.012	0.012
LOM year	17 years	15 years
Gold | Average
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
WACC	6.00%	4.00%
Gold | Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | ozt	30
WACC	3.00%	3.00%
Gold | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | ozt	55
WACC	11.00%	6.00%
Copper | Average
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
WACC	9.00%	9.00%
Silver | Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | ozt	0.41
Silver | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | ozt	0.76
Long-term | Copper
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / pound	2.75	2.75
$100 Increase in Gold Price | Pueblo Viejo | Gold
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges	$ 546
$100 Decrease in Gold Price | Pueblo Viejo | Gold
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges	(651)
$100 Decrease in Gold Price | Lagunas Norte | Gold
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges	(311)
$100 Decrease in Gold Price | Veladero | Gold
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges	$ (188)